Debt (Details) - USD ($)				1 Months Ended						3 Months Ended		4 Months Ended	12 Months Ended
	Apr. 25, 2024	Sep. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	May 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 05, 2024	Feb. 27, 2024	Feb. 20, 2024	Feb. 07, 2024
Debt (Details) [Line Items]
Interest rate					12.00%					12.00%	12.00%		12.00%
Deferred debt issuance costs					$ 100,000					$ 100,000			$ 100,000
Repayments on paycheck protection loan													4,991,000
Interest expense										1,069,000	$ 34,000		745,000	2,306,000
Proceeds from related party loans			$ 5,000,000			$ 300,000					4,500,000	$ 5,000,000	$ 5,300,000	23,000,000
Convertible Debt [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Principal and interest								66,100,000
Loans Payable [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Interest rate			4.60%									4.60%
Loans Payable [Member] | Paycheck Protection Program Loan [Member]
Debt (Details) [Line Items]
Interest rate									1.00%
Interest expense														100,000
Proceeds from paycheck protection program loan									$ 1,100,000
Related Party [Member]
Debt (Details) [Line Items]
Borrowing term													1 year
Interest expense													$ 200,000	2,300,000
Interest payable								0					100,000	0
Related Party [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Interest payable					$ 100,000			$ 0		$ 100,000			$ 200,000	0
Loans Payable [Member] | Related Party [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Borrowing term		30 days
Interest rate		5.10%				5.10%
Bridge Loan [Member]
Debt (Details) [Line Items]
Borrowing term					15 days
Proceeds from issuance of bridge loans					$ 200,000
Premium, percentage					7.50%					7.50%
Revolving Credit Facility [Member]
Debt (Details) [Line Items]
Basis spread interest rate on secured overnight financing rate							2.90%
Revolving Credit Facility [Member] | Line of Credit [Member] | Commercial Bank Credit Facility [Member]
Debt (Details) [Line Items]
Revolving line of credit							$ 5,000,000
Borrowing term							1 year
Interest rate							7.50%
Deferred debt issuance costs							$ 100,000
Minimum deposit balance							15,000,000
Restricted cash balance requirement							$ 300,000
Interest rate for the revolving line of credit					8.20%					8.20%			8.20%
Repayments on paycheck protection loan										$ 4,900,000			$ 4,900,000
Interest expense										$ 100,000	$ 0		$ 200,000	$ 0
Revolving Credit Facility [Member] | Line of Credit [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt (Details) [Line Items]
Basis spread interest rate on secured overnight financing rate							2.90%
Subsequent Event [Member]
Debt (Details) [Line Items]
Repayments of convertible debt	$ 100,000			$ 500,000
Subsequent Event [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Interest rate															2.85%
Subsequent Event [Member] | Bridge Loan [Member]
Debt (Details) [Line Items]
Premium, percentage																20.00%	20.00%	20.00%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Line of Credit [Member] | Commercial Bank Credit Facility [Member]
Debt (Details) [Line Items]
Revolving line of credit															$ 5,000,000
Repayments of convertible debt				$ 100,000
Common Stock [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Converted shares (in Shares)								6,943,789